Credit Facility	12 Months Ended
Dec. 31, 2018
Disclosure Of Credit Facility [Abstract]
Disclosure Of Credit Facility [Text Block]
17.	Credit Facility

On February 23, 2018 the Corporation entered into a definitive credit agreement with Sprott Private Resource Lending (Collector), L.P. (“Sprott”) to provide a US$15,000,000 credit facility (the “Credit Facility”). The Credit Facility has the following key terms:

•	Term of 3 years, Maturity Date – February 23, 2021
•	Interest rate on funds drawn down: the greater of
o	7% plus US Dollar 3 month LIBOR and
o	8% per annum, payable monthly
•	Repayable in quarterly installments from October 31, 2019 through to the Maturity Date
•	Upon draw down of funds a 3% draw down fee is charged
•	1,000,000 share purchase warrants were issued to Sprott with a five-year term, an exercise price of $2.25 per share and a right by the Corporation to accelerate the expiry date to 30 days following the closing price of the shares exceeding $5.63 for more than 20 consecutive trading days
•	Repayable in whole or in part, without penalty, provided not less than twelve (12) months of interest has been paid on any outstanding amount
•	On February 14, 2019 the Corporation extended the availability period of draw down to August 23, 2019 from February 23, 2019 by issuing to Sprott 171,480 Alexco common shares.

As of December 31, 2018, no amounts have been drawn down on the Credit Facility.